ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
Schedule of reconciliation of lease liabilities pursuant to IFRS 16 on transition

USDm	2019
Total operating lease commitments at 31 December 2018	6.2
Recognition exemptions:
Leases of low value assets	—
Leases with remaining lease term of 12 months or less	—
Operating lease liabilities before discounting	6.2
Discounted using incremental borrowing rate	(0.6)
Operating lease liability	5.6
Reasonably certain extension options	4.5
Other adjustments	(0.2)
Finance lease liabilities recognized under IAS 17	25.3
Total lease liabilities recognized under IFRS 16 at 1 January 2019	35.2